Stockholders' Equity (Warrants) (Detail Textuals 2)	1 Months Ended						1 Months Ended
	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 31, 2014 Warrants	Jan. 31, 2014 Warrants Consultant	Dec. 31, 2013 Warrants Consultant
Stockholders Equity Note [Line Items]
Number of warrants called by common stock					1,300,000	800,000		100,000
Exercise price of warrants		0.89	0.28	0.28		0.75		0.48
Warrants, vesting period								2 years	2 years
Number of common shares issued during period through exercise of warrants							1,200,000
Number of warrants issued to vendor	75,000
Strike price of warrants issued to vendor	0.89